Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of Reconciliation of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet	The Class A ordinary shares subject to possible redemption reflected on the condensed balance sheets are reconciled on the following table:
Class A ordinary shares subject to possible redemption at December 31, 2022	$583,360,070
Redemption of Public Shares	(328,092,030)
Deposit in connection with Extension Amendment Proposal	2,400,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	4,241,206
Class A ordinary shares subject to possible redemption at March 31, 2023	261,909,246
Deposit in connection with Extension Amendment Proposal	1,600,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,046,852
Class A ordinary shares subject to possible redemption at June 30, 2023	265,556,098
Deposit in connection with Extension Amendment Proposal	2,400,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,893,416
Class A ordinary shares subject to possible redemption at September 30, 2023	$270,849,514
The Class A ordinary shares subject to possible redemption reflected on the balance sheets are reconciled on the following table:
Gross proceeds	$575,000,000
Less:
Fair value of Public Warrants at issuance	(30,475,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(30,757,858)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	61,232,858
Class A ordinary shares subject to possible redemption at December 31, 2021	575,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	8,360,070
Class A ordinary shares subject to possible redemption at December 31, 2022	$583,360,070